Major Customer and Concentrations of Credit Risk (Notes)	3 Months Ended
Mar. 31, 2012
Major Customers And Concentrations Of Credit Risk [Abstract]
Major Customer and Concentrations of Credit Risk [Text Block]
MAJOR CUSTOMER AND CONCENTRATIONS OF CREDIT RISK

TRMC, a wholly owned subsidiary of Tesoro, accounted for 97% of our total revenues for the three months ended March 31, 2012. Historically, TRMC was a customer of the Crude Oil Gathering segment and accounted for 89% of the TLLP Predecessor's total revenues in the three months ended March 31, 2011. These percentages are not comparable as no revenue was recorded for the Predecessors for transactions with TRMC in the Terminalling, Transportation and Storage segment or for trucking services in the Crude Oil Gathering segment prior to the Offering.